Leases (Tables)	6 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases is as follows:
As of June, 2025
Right-of-use assets	$305,052

Operating lease liabilities - current	$144,914
Operating lease liabilities - non-current	125,625
Total operating lease liabilities	$270,539

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.16
Weighted average discount rate	3.97%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of June 30, 2025:

RMB
Six months ending December 31, 2025	87,202
Twelve months ending December 31,
2026	118,843
2027	74,427
2028	-
2029	-
2030	-
Total future minimum lease payments	280,472
Less: Imputed interest	(9,933)
Present value of lease liabilities	270,539